Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Mar. 31, 2025	Mar. 31, 2024
Derivative [Line Items]
Total	¥ 2,483.5	¥ 2,167.6
Interest rate contracts
Derivative [Line Items]
Total	2,122.7	1,812.8
Foreign exchange contracts
Derivative [Line Items]
Total	346.9	340.7
Equity contracts
Derivative [Line Items]
Total	5.1	5.0
Commodity contracts
Derivative [Line Items]
Total	0.2	0.2
Credit derivatives
Derivative [Line Items]
Total	5.0	5.3
Other
Derivative [Line Items]
Total	¥ 3.6	¥ 3.6